ENTITY-WIDE DISCLOSURES (Property, plant and equipment, intangible assets, and goodwill by geographic area) (Details) - USD ($) $ in Thousands	Dec. 29, 2019	Dec. 30, 2018
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	$ 1,680,248	$ 1,611,410
United States
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	478,620	455,491
Canada
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	129,189	132,045
Honduras
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	385,209	387,301
Caribbean Basin
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	532,698	544,282
Asia-Pacific
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	107,482	44,438
Other
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	$ 47,050	$ 47,853